SUBSEQUENT EVENT (Details Textual)	3 Months Ended	12 Months Ended																				0 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 USD ($)	Mar. 26, 2014 USD ($)	Mar. 26, 2014 CNY	Dec. 03, 2013 USD ($)	Dec. 03, 2013 CNY	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Sep. 30, 2012 USD ($)	Jun. 30, 2014 Short-term Debt [Member]	Dec. 04, 2013 Short-term Debt [Member] USD ($)	Dec. 04, 2013 Short-term Debt [Member] CNY	Nov. 28, 2013 Short-term Debt [Member] USD ($)	Nov. 28, 2013 Short-term Debt [Member] CNY	Mar. 26, 2014 Subsequent Event [Member] USD ($)	Mar. 26, 2014 Subsequent Event [Member] CNY	Dec. 31, 2013 Subsequent Event [Member] USD ($)	Dec. 31, 2013 Subsequent Event [Member] CNY	Sep. 30, 2013 Subsequent Event [Member] Short-term Debt [Member] Ganzhou Guoruitai Guarantee Co Ltd [Member] USD ($)	Sep. 30, 2013 Subsequent Event [Member] Short-term Debt [Member] Ganzhou Guoruitai Guarantee Co Ltd [Member] CNY
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	6.00%
Short-Term Bank Loans and Notes Payable						$ 5,525,000					$ 5,542,000					$ 4,163,290		$ 2,322,000	18,000,000	$ 2,064,000	16,000,000
Short Term Bank Loan Guarantee Maximum Exposure																										1,956,000	12,000,000
Guaranty Fee Expenses																										48,900	300,000
Short Term Bank Loan Guarantee, Term of Contract																										2 years	2 years
Security Deposit									392,640	2,400,000																391,200	2,400,000
Lease Term	10 years	10 years	10 years	10 years	10 years																	10 years	10 years	10 years	10 years
Lease Contract Aggregate Lease Amount		$ 4,063,824	24,840,000				$ 4,440,528	27,360,000				$ 9,463,818	57,847,300	$ 7,453,772	46,997,300							$ 4,440,528	27,360,000	$ 4,063,824	24,840,000